Eaton Vance
Georgia Municipal Income Fund
May 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.8%
Security	Principal Amount (000's omitted)	Value
Education — 9.9%
Cobb County Development Authority, GA, (Georgia Tech Cobb Research), 5.00%, 6/1/49	$1,000	$ 1,011,460
Fulton County Development Authority, GA, (Georgia Tech Facilities, Inc.):
5.00%, 6/15/36	425	452,540
5.00%, 6/15/37	520	551,138
5.00%, 6/15/49	625	660,044
Georgia Private Colleges and Universities Authority, (Emory University):
4.00%, 9/1/40	2,000	2,009,100
5.00%, 10/1/38	1,000	1,025,030
Georgia Private Colleges and Universities Authority, (Mercer University), 4.00%, 10/1/47	1,000	945,740
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 4.00%, 4/1/44	2,000	1,906,220
Savannah Economic Development Authority, GA, (SSU Community Development I, LLC), 4.00%, 6/15/36	250	249,957
Unified Government of Athens-Clarke County Development Authority, GA, (University of Georgia Athletic Association), 5.00%, 4/1/41	2,390	2,609,091
		$ 11,420,320
Electric Utilities — 4.1%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$1,220	$ 1,207,215
Dalton, GA, Combined Utilities Revenue:
4.00%, 3/1/34	500	495,655
4.00%, 3/1/37	1,000	985,820
Georgia Municipal Electric Power Authority, 5.00%, 1/1/28	1,500	1,527,435
Monroe County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/39	500	486,125
		$ 4,702,250
Escrowed/Prerefunded — 1.2%
Cedartown Polk County Hospital Authority, GA, (Polk Medical Center), Prerefunded to 7/1/26, 5.00%, 7/1/39	$850	$ 875,704
Forsyth County Hospital Authority, GA, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	460	490,769
		$ 1,366,473
General Obligations — 16.0%
Atlanta, GA, Social Bonds, 5.00%, 12/1/36	$1,000	$ 1,126,190
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Bleckley County School District, GA, 5.00%, 10/1/42	$1,500	$ 1,600,680
Bryan County School District, GA:
4.00%, 8/1/33	500	501,450
4.00%, 8/1/34	435	436,235
Cherokee County School System, GA, 5.00%, 2/1/29	1,000	1,007,630
Dalton, GA, 5.00%, 2/1/48	2,000	2,067,460
Georgia, 4.00%, 7/1/36	1,000	1,018,640
Greene County School District, GA:
4.00%, 6/1/48	1,610	1,552,459
5.00%, 6/1/43	750	816,772
Gwinnett County School District, GA, 4.00%, 2/1/33	2,000	1,996,160
Hall County School District, GA, 5.00%, 2/1/37	1,000	1,114,370
Perry Public Facilities Authority, GA, 4.00%, 4/1/46	700	675,696
Puerto Rico:
0.00%, 7/1/33	750	498,090
5.625%, 7/1/29	1,500	1,614,525
Unified Government of Athens-Clarke County Development Authority, GA, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,080,886
Walton County Public Facilities Authority, GA:
5.00%, 8/1/38	725	811,456
5.00%, 8/1/43	500	545,990
		$ 18,464,689
Hospital — 11.7%
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta):
4.00%, 7/1/44	$1,500	$ 1,454,880
4.00%, 7/1/49	1,500	1,416,600
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.):
3.00%, 7/1/38	500	416,555
5.00%, 7/1/29	500	516,070
DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta), 4.00%, 7/1/39	1,865	1,869,028
Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,529,325
Fulton County Development Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,280,063
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/37	1,000	1,023,720
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):
4.00%, 8/1/37	250	229,800
4.00%, 8/1/38	500	456,380
5.00%, 8/1/28	650	651,970

Eaton Vance
Georgia Municipal Income Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Paulding County Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/43	$1,250	$ 1,309,237
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/31	1,300	1,325,909
		$ 13,479,537
Housing — 1.3%
Georgia Housing and Finance Authority, 2.40%, 12/1/41	$2,125	$ 1,531,636
		$ 1,531,636
Industrial Development Revenue — 6.7%
Albany Dougherty Payroll Development Authority, GA, Solid Waste Disposal, (Procter & Gamble), 5.20%, 5/15/28	$2,000	$ 2,093,960
Burke County Development Authority, GA, (Georgia Power Co.):
2.20%, 10/1/32	750	601,875
4.20%, 7/1/49(1)	1,200	1,200,000
Monroe County Development Authority, GA, (Georgia Power Co.):
1.00% to 8/21/26 (Put Date), 7/1/49	1,000	908,520
2.25%, 7/1/25	1,000	973,490
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(2)	2,000	1,928,720
		$ 7,706,565
Insured - Electric Utilities — 4.4%
Georgia Municipal Electric Authority, (AGM), 5.00%, 7/1/37	$1,470	$ 1,588,541
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J):
(AGM), 5.00%, 7/1/48	500	519,460
(AGM), 5.00%, 7/1/55	1,000	1,033,730
Monroe, GA, Combined Utility Revenue, (AGM), 4.00%, 12/1/36	600	602,538
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	980	967,123
(NPFG), 5.25%, 7/1/34	420	414,809
		$ 5,126,201
Insured - General Obligations — 1.0%
Coweta County, GA, Water and Sewerage Authority, (AGM), Escrowed to Maturity, 5.00%, 6/1/26	$1,135	$ 1,168,959
		$ 1,168,959
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.9%
Columbia County Hospital Authority, GA, (WellStar Health System, Inc.), (AGM), 5.00%, 4/1/48	$1,000	$ 1,038,750
		$ 1,038,750
Insured - Lease Revenue/Certificates of Participation — 1.2%
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	$1,428	$ 1,432,498
		$ 1,432,498
Insured - Water and Sewer — 1.9%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	$1,590	$ 1,648,162
Henry County Water and Sewerage Authority, GA, (NPFG), 5.25%, 2/1/25	500	505,405
		$ 2,153,567
Lease Revenue/Certificates of Participation — 1.4%
Atlanta & Fulton County Recreation Authority, GA, (Zoo Atlanta Parking Facility), 5.00%, 12/1/36	$1,000	$ 1,046,070
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	500	524,215
		$ 1,570,285
Other Revenue — 5.0%
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 6/1/29 (Put Date), 12/1/52	$455	$ 472,991
5.00% to 6/1/30 (Put Date), 6/1/53	2,000	2,089,680
5.00% to 12/1/30 (Put Date), 5/1/54	1,000	1,046,170
5.00% to 3/1/32 (Put Date), 12/1/54	2,000	2,122,280
		$ 5,731,121
Senior Living/Life Care — 0.4%
Gainesville and Hall County Development Authority, GA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	$500	$ 514,135
		$ 514,135
Special Tax Revenue — 6.3%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 196,898
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	750	759,075
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue:
Prerefunded to 7/1/25, 5.00%, 7/1/42	1,000	1,016,220
Green Bonds, 5.00%, 7/1/39	1,000	1,112,150

Eaton Vance
Georgia Municipal Income Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue: (continued)
Green Bonds, 5.00%, 7/1/45	$2,000	$ 2,177,560
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	2,000,640
		$ 7,262,543
Transportation — 8.8%
Atlanta, GA, Airport Revenue:
(AMT), 4.00%, 7/1/35	$3,750	$ 3,708,750
(AMT), 4.00%, 7/1/39	600	585,114
(AMT), 4.00%, 7/1/40	3,000	2,891,130
Georgia Ports Authority, 4.00%, 7/1/47	3,000	2,905,230
		$ 10,090,224
Water and Sewer — 14.6%
Atlanta, GA, Water and Wastewater Revenue:
4.00%, 11/1/36	$1,000	$ 1,000,620
5.00%, 11/1/39	1,500	1,567,095
Cherokee County Water and Sewerage Authority, GA, 4.00%, 8/1/53	1,250	1,197,150
Cobb County-Marietta Water Authority, GA, 5.00%, 11/1/28	375	382,005
Coweta County, GA, Water and Sewerage Authority, 5.00%, 6/1/49	1,000	1,079,520
DeKalb County, GA, Water and Sewerage Revenue:
5.00%, 10/1/36	2,000	2,237,500
5.00%, 10/1/45	2,650	2,857,230
Fulton County, GA, Water and Sewerage Revenue, 5.00%, 1/1/33	1,500	1,500,630
Kingsland, GA, Water and Sewerage Revenue, 4.00%, 9/1/43	1,840	1,791,443
Unified Government of Athens-Clarke County, GA, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,006,660
Walton County Water and Sewerage Authority, GA:
5.00%, 2/1/53	1,000	1,057,980
5.25%, 2/1/47	1,000	1,093,150
		$ 16,770,983
Total Tax-Exempt Municipal Obligations (identified cost $112,575,843)		$111,530,736

Taxable Municipal Obligations — 1.6%
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 1.6%
Effingham County Industrial Development Authority, GA, (BAM), 6.00%, 4/1/48	$1,750	$ 1,767,570
Total Taxable Municipal Obligations (identified cost $1,717,342)		$ 1,767,570
Total Investments — 98.4% (identified cost $114,293,185)		$113,298,306
Other Assets, Less Liabilities — 1.6%		$ 1,894,925
Net Assets — 100.0%		$115,193,231
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2024.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2024, the aggregate value of these securities is $2,125,618 or 1.8% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2024, 11.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 6.7% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.

Eaton Vance
Georgia Municipal Income Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at May 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$111,530,736	$ —	$111,530,736
Taxable Municipal Obligations	—	1,767,570	—	1,767,570
Total Investments	$ —	$113,298,306	$ —	$113,298,306
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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